Label	Element	Value
Direxion Daily NFLX Bull 2X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	189.90%
Direxion Daily NFLX Bull 2X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.10%